Basis of preparation, material accounting policies and estimates - Schedule of Restatement of Prior Period Financials (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024		Dec. 31, 2023
Disclosure of changes in accounting estimates [line items]
Share capital	$ 7,931	$ 7,913	$ 7,829		$ 7,828
Share premium	185,766,808	185,070,706	178,718,812
Shared based payment reserve	275,917,120	275,917,120	265,558,785
Warrant reserves	15,017,152	15,017,257	15,017,257
Other reserves	67,624,251	67,732,146	67,732,147
Foreign currency translation reserve	306,900	(15,058)	56,060
Redemption reserve	280,808	280,808	280,808
Accumulated deficit	(451,764,823)	(454,470,401)	(418,864,652)
Total shareholders’ equity	93,156,147	89,540,491	108,507,046
Non-controlling interests	9,434,795	9,786,509	10,375,706
Total equity	$ 102,590,942	$ 99,327,000	118,882,752	[1]	$ 128,313,527	[1]
Previously Reported
Disclosure of changes in accounting estimates [line items]
Share capital			7,829
Share premium			178,718,812
Shared based payment reserve			265,558,785
Warrant reserves			15,017,257
Other reserves			(5,314,302)
Foreign currency translation reserve			56,060
Redemption reserve			280,808
Accumulated deficit			(418,864,652)
Total shareholders’ equity			35,460,597
Non-controlling interests			83,422,155
Total equity			118,882,752
Revision of Prior Period, Adjustment
Disclosure of changes in accounting estimates [line items]
Other reserves			73,230,000
Non-controlling interests			(73,230,000)
Revision of Prior Period, Adjustment | BHP
Disclosure of changes in accounting estimates [line items]
Share capital			0
Share premium			0
Shared based payment reserve			0
Warrant reserves			0
Other reserves			73,226,449
Foreign currency translation reserve			0
Redemption reserve			0
Accumulated deficit			0
Total shareholders’ equity			73,226,449
Non-controlling interests			(73,226,449)
Total equity			0
Revision of Prior Period, Adjustment | Glencore
Disclosure of changes in accounting estimates [line items]
Share capital			0
Share premium			0
Shared based payment reserve			0
Warrant reserves			0
Other reserves			(180,000)
Foreign currency translation reserve			0
Redemption reserve			0
Accumulated deficit			0
Total shareholders’ equity			(180,000)
Non-controlling interests			180,000
Total equity			$ 0

[1]	Refer to Note 2.8